OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
27	OPERATING SEGMENTS

The Credicorp Board of Directors organized the Group’s subsidiaries according to the types of financial services provided and the sectors on which they are focused; with the objective of optimizing the management thereof. Next, we present the Group´s business lines:

a)	Universal Banking -

Includes the operations related to the granting of various credits and financial instruments to individuals and legal entities, from the segments of wholesale and retail banking, such as the obtaining of funds from the public through deposits and current accounts, obtaining of funding by means of initial public offerings and direct indebtedness with other financial institutions. This business line incorporates the results and balances of the Banco de Crédito del Perú (BCP) and Banco de Crédito de Bolivia (BCB).

b)	Insurance and Pensions -

-
Insurance: includes, mainly, the issue of insurance policies to cover losses in commercial property, transport, marine vessels, automobiles, life, health and pensions, operations carried out through Pacífico Compañía de Seguros y Reaseguros.

-	Pensions: provides Management Service of private pension funds to the affiliates, operation carried out from Prima AFP.

c)	Microfinance -

Includes the management of loans, credits, deposits and current accounts of the small and microenterprises: carried out through Mibanco, Banco de la Microempresa S.A. and Mibanco - Banco de la Microempresa de Colombia S.A.

d)	Investment Management & Advisory -

Brokerage service and investment management services offered to a broad and diverse clientele, which includes corporations, institutional investors, governments and foundations; also, the structuring and placement of issues in the primary market, as well as the execution and negotiation of transactions in the secondary market. Additionally, it structures securitization processes for corporate customers and manages mutual funds.

All of these services are provided through Credicorp Capital Ltd. and subsidiaries and ASB Bank Corp.

Management of these business lines is designed to:

-	Promote the joint action of our businesses in order to take advantage of the synergies which result from the diversification of our portfolio.

-
Strengthening our leadership in the financial sector through our growth in new businesses, and the establishment of an investment banking platform available not only to the corporate world, but also to the retail segment, especially to the Small and Medium Enterprise (SME) and Consumer sectors.

-	Improve the ongoing search to adapt our business models, processes and procedures into line with best practices worldwide.

The operating results of the Group’s new business lines are monitored separately by the Board of Directors and Senior Management on a monthly basis, in order to make decisions regarding the allocation of resources and the evaluation of the performance of each one of the segments. The Chief Operating Decision Maker (CODM) of Credicorp is the Chief Executive Officer (CEO). The performance of the segments is evaluated based on the operating profits or losses and is measured consistently with the operating profits and losses presented in the consolidated statement of income.

Financial information by segment is prepared subject to the minimum controls necessary and on a uniform basis, with coherent grouping according to the type of activity and customer. The transfer prices used for determining income and expenses generated among the operating segments are similar to the prices that would be applicable to transactions carried out at arm’s length.

None of the income derives from transactions carried out with a single customer or counterparty which is equal to or greater than 10 percent or more of the total income of the Group as of December 31, 2023, 2022 and 2021.

(i)
The following table presents information recorded in the results and for certain items of the assets corresponding to the Group’s reportable segments (in millions of soles) as of December 31, 2023, 2022 and 2021:

	Income (*)
2023	External	From other segments (**)	Net interest, similar income and expenses	Other income (***)	Provision for credit losses on loan portfolio	Depreciation, amortization and right in use	Income Tax	Net Profit	Additions of fixed assets, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	16,987	578	9,927	4,511	(2,846)	(459)	(1,497)	4,203	765	178,834	155,913
Banco de Crédito de Bolivia	920	–	163	211	(50)	(25)	(62)	83	16	13,465	12,612
	17,907	578	10,090	4,722	(2,896)	(484)	(1,559)	4,286	781	192,299	168,525
Insurance and Pensión funds
Pacífico Seguros y subsidiarias	2,233	–	285	951	–	(4)	(40)	818	79	15,865	13,446
Prima AFP	395	–	4	388	–	(24)	(57)	150	17	741	241
	2,628	–	289	1,339	–	(28)	(97)	968	96	16,606	13,687
Microfinance
MiBanco	3,238	134	2,160	161	(923)	(88)	(47)	204	129	16,898	13,902
Mibanco Colombia	489	–	255	46	(125)	(16)	26	(73)	44	2,113	1,849
	3,727	134	2,415	207	(1,048)	(104)	(21)	131	173	19,011	15,751

Investment Management & Advisory	1,026	39	114	591	–	(37)	(43)	(167)	13	10,144	8,484
Other segments	377	1	30	8	(13)	(6)	(168)	(258)	151	4,274	2,935
Eliminations	–	–	–	–	–	–	–	–	–	(3,494)	(3,649)
Total consolidated	25,665	752	12,938	6,867	(3,957)	(659)	(1,888)	4,960	1,214	238,840	205,733

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and technical insurance results.
(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Corresponds to other income (include income and expenses for commissions) and technical insurance results.

	Income (*)
2022	External	From other segments (**)	Net interest similar income and expensese	Other Income (***)	Provision for credit losses on loan portfolio	Depreciation, amortization and right use	Income Tax	Net profit	Additions of fixed assets, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	13,510	518	7,828	3,139	(1,448)	(452)	(1,625)	4,258	590	177,907	157,485
Banco de Crédito de Bolivia	865	9	325	167	(69)	(24)	(112)	68	15	12,698	11,838
	14,375	527	8,153	3,306	(1,517)	(476)	(1,737)	4,326	605	190,605	169,323
Insurance and Pensión funds
Pacífico Seguros y subsidiarias	1,689	63	301	758	–	(3)	(12)	467	80	14,565	12,149
Prima AFP	354	4	–	354	–	(23)	(48)	110	29	735	238
	2,043	67	301	1,112	–	(26)	(60)	577	109	15,300	12,387
Microfinance
MiBanco	2,750	–	2,139	31	(597)	(76)	(165)	425	96	17,226	14,444
Mibanco Colombia	375	–	236	45	(45)	(13)	(7)	14	8	1,530	1,290
	3,125	–	2,375	76	(642)	(89)	(172)	439	104	18,756	15,734

Investment Management & Advisory	923	90	98	666	–	(41)	(15)	21	41	14,051	10,670
Other segments	453	41	165	748	–	(4)	(127)	(603)	61	3,476	2,606
Eliminations	–	–	–	–	–	–	–	–	–	(6,774)	(4,901)
Total consolidated	20,919	725	11,092	5,908	(2,159)	(636)	(2,111)	4,760	920	235,414	205,819

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and technical results.
(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Corresponds to other income (include income and expenses for commissions) and technical results.

	Income (*)
2021	External	From other segments (**)	Net interest similar, income and expenses	Other income net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income Tax	Net profit	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	11,143	368	6,192	3,262	(1,034)	(441)	(1,275)	3,391	449	184,740	166,411
Banco de Crédito de Bolivia	891	10	337	157	(17)	(23)	(63)	72	27	13,800	12,965
	12,034	378	6,529	3,419	(1,051)	(464)	(1,338)	3,463	476	198,540	179,376
Insurance and Pensions
Pacífico Seguros y subsidiarias	3,544	64	610	228	–	(57)	(5)	(130)	81	16,491	14,194
Prima AFP	407	1	(4)	406	–	(21)	(65)	146	12	840	265
	3,951	65	606	634	–	(78)	(70)	16	93	17,331	14,459
Microfinance
Mibanco	2,114	–	1,860	(12)	(504)	(78)	(143)	266	50	16,163	13,800
Mibanco Colombia (****)	302	–	229	35	(4)	(14)	(16)	43	8	1,393	1,159
	2,416	–	2,089	23	(508)	(92)	(159)	309	58	17,556	14,959
Investment Management & Advisory	866	73	89	767	1	(45)	(25)	147	11	14,744	12,990
Other segments	182	33	47	80	(1)	(4)	(69)	(263)	2	3,377	2,634
Eliminations	–	–	–	–	–	–	–	–	–	(6,701)	(6,609)
Total consolidated	19,449	549	9,360	4,923	(1,559)	(683)	(1,661)	3,672	640	244,847	217,809

(*)	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and technical results.
(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Corresponds to other income (include income and expenses for commissions) and technical results.

(ii)
The following table presents (in millions of soles) the distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, as of December 31, 2023, 2022 and 2021:

	2023				2022				2021
	Total income (*)	Operating Income (**)	Total current non assets (***)	Total, liabilities	Total income (*)	Operating Income (**)	Total current non assets (***)	Total, liabilities	Total income (*)	Operating Income (**)	Total current non assets (***)	Total liabilities
Perú	17,279	11,922	4,648	180,268	14,053	10,430	4,325	179,855	17,330	8,682	3,773	188,505
Bermudas	5,394	(45)	–	2,086	5,151	(28)	134	2,123	18	(17)	134	2,174
Panamá	384	174	31	5,580	295	105	3	8,384	309	103	30	10,389
Cayman Islands	502	358	–	154	72	72	–	139	17	–	–	88
Bolivia	1,082	328	122	12,784	960	377	113	11,885	978	373	121	13,012
Colombia	855	199	193	4,060	193	132	22	2,283	601	213	415	2,610
United States of America	29	–	14	19	8	–	5	15	33	1	1	5
Chile	129	2	75	778	187	4	119	1,132	166	1	131	1,026
Others	11	–	–	4	–	–	3	3	–	–	–	–
Total consolidated	25,665	12,938	5,083	205,733	20,919	11,092	4,724	205,819	19,452	9,356	4,605	217,809

(*)	Including total interest and similar income, other income and net premiums earned from insurance activities.
(**)	Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.
(***)	Non-current assets consist of property, furniture and equipment (fixed assets), intangible assets and goodwill and right-for-use assets, net.